Retrospective adjustments, Conversion Prices (Details)		12 Months Ended
	Aug. 08, 2025	Jul. 31, 2024	Nov. 06, 2024	Oct. 29, 2024
Conversion Ratio [Abstract]
Reverse stock split ratio		0.0152934
Subsequent Event [Member]
Conversion Ratio [Abstract]
Reverse stock split ratio	0.1
Devv Holdings [Member]
Conversion Ratio [Abstract]
Stock conversion ratio				0.152934
Prior to Retrospective Impact [Member] | Subsequent Event [Member]
Conversion Ratio [Abstract]
Reverse stock split ratio	0.1
Prior to Retrospective Impact [Member] | Devv Holdings [Member]
Conversion Ratio [Abstract]
Stock conversion ratio			0.152934